Investment Strategy	Jun. 23, 2025
Aristotle Pacific EXclusive Fund Series H
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund primarily invests in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. Debt instruments in which the Fund invests focus on corporate bonds and notes, but may also include floating rate loans, and may also be of foreign issuers that are denominated in U.S. dollars. Non-investment grade debt instruments are typically issued by companies with lower credit quality and are characterized by higher yields, greater price volatility, lower liquidity, and a higher probability of default. The Fund will principally invest in junk bonds rated B- or above by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, deemed to be of comparable quality by the Sub-Adviser, each at the time of purchase. The Fund invests principally in instruments that have short-term maturity and may also invest in instruments with intermediate- to long-term maturity. The Fund may invest in investment grade securities, which are: (i) securities rated BBB-/Baa3 or higher by a NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above.
The Fund may invest up to 25% of its net assets in foreign securities.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”); convertible securities; preferred stocks; trust preferreds; credit default swaps (“CDS”) and collateralized debt obligations (“CDOs”) of any rating and debt securities issued by the U.S. government or its related agencies, debt securities issued by states or local governments and their agencies, authorities and other instrumentalities, U.S. dollar-denominated debt securities issued by developed foreign governments and corporations. The Fund may invest its assets in illiquid or thinly traded securities. The Fund also may invest in privately issued debt securities of domestic preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”), including securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Sub-Adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
The Fund is a non-diversified investment company.
Fundamental Research Process.
The Sub-Adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the Sub-Adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the Sub-Adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The Sub-Adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the Sub-Adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the Sub-Adviser’s fundamental research process. An investment is generally sold when the Sub-Adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 25% of its net assets in foreign securities.
Aristotle Pacific EXclusive Fund Series I
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies, debt securities issued by states or local governments and their agencies, authorities and other instrumentalities, U.S. dollar-denominated debt securities issued by developed foreign governments and corporations and floating and variable rate debt instruments; structured notes, including hybrid or “indexed” securities and event-linked bonds; delayed funding loans and revolving credit facilities; bank certificates of deposit; fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above.
While the Fund invests primarily in investment grade securities, it may invest up to 5% of its assets in non-investment grade securities, rated B- or above by a NRSRO or, if unrated, deemed to be of comparable quality by the Sub-Adviser, each at the time of purchase.
The Fund may invest its assets in illiquid or thinly traded investments. The Fund also may invest in privately issued debt securities of domestic preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”), including securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Sub-Adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
The Fund is a non-diversified investment company.
Fundamental Research Process. The Sub-Adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the Sub-Adviser’s fundamental research analysis of individual issuers. A top-
down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the Sub-Adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The Sub-Adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the Sub-Adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the Sub-Adviser’s fundamental research process. Individual investments may be purchased or sold in the event the Sub-Adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the Sub-Adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Strategy Portfolio Concentration [Text]	While the Fund invests primarily in investment grade securities, it may invest up to 5% of its assets in non-investment grade securities, rated B- or above by a NRSRO or, if unrated, deemed to be of comparable quality by the Sub-Adviser, each at the time of purchase.